Leases - Summary of Minimum Annual Rental Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 155,374
2015	125,503
2016	109,737
2017	94,932
2018	80,956
Thereafter	$ 595,410